OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)	OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2024	2023	2022
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation (losses) gains in respect of foreign operations	$(632)	$529	$(1,233)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	(134)	7	189
Gains (losses) on hedges of net investments in foreign operations	361	(309)	539
Reclassification of hedges of net investment in foreign operations gains (losses) to net income on disposition of foreign operations	82	(83)	—
	(323)	144	(505)
Cash flow hedges
(Losses) gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $1 million (2023 - $(30) million; 2022 - $(9) million)	(140)	48	49
	(140)	48	49
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(4)	1	(1)
Share of (losses) gains on derivatives designated as cash flow hedges	(28)	(56)	129
	(32)	(55)	128
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax (expense) benefit of $(4) million (2023 - nil; 2022 - $(2) million)	8	(18)	(26)
Share of revaluation surplus on equity accounted investments	24	6	113
Net remeasurement (losses) gains on defined benefit plan	—	(2)	1
Revaluation surplus, net of income tax (expense) of $(17) million (2023 –$(68) million; 2022 – $(72) million)	(39)	639	655
	(7)	625	743
Total other comprehensive (loss) income	$(502)	$762	$415